UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------

                                 April 30, 2007

                                  SYNOVUS FUNDS

                                [GRAPHIC OMITTED]

                           Large Cap Core Equity Fund
                               Mid Cap Value Fund
                           Intermediate-Term Bond Fund
                           Georgia Municipal Bond Fund

                                    [LOGO](R)

                                     SYNOVUS
                                    FUNDS(SM)

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Table of Contents

Schedules of Investments:

     Large Cap Core Equity Fund ...........................................    1

     Mid Cap Value Fund ...................................................    3

     Intermediate-Term Bond Fund ..........................................    5

     Georgia Municipal Bond Fund ..........................................    6

Statements of Assets and Liabilities ......................................    8

Statements of Operations ..................................................    9

Statements of Changes in Net Assets .......................................   10

Financial Highlights ......................................................   12

Notes to Financial Statements .............................................   14

Disclosure of Fund Expenses ...............................................   22

Notice to Shareholders ....................................................   24

Shareholder Voting Results ................................................   25

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-330-1111; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
Schedule of Investments
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:

      Financials                       20.2%
      Information Technology           14.6%
      Industrials                      11.5%
      Consumer Staples                 11.4%
      Energy                           11.3%
      Consumer Discretionary           10.3%
      Health Care                       9.8%
      Utilities                         4.5%
      Communications                    2.7%
      Basic Materials                   2.5%
      Cash Equivalents                  1.2%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
LARGE CAP CORE                                                           Value
EQUITY FUND                                               Shares         (000)
--------------------------------------------------------------------------------

COMMON STOCK (96.0%)
AEROSPACE & DEFENSE (3.0%)
   United Technologies                                    90,900       $  6,102
                                                                       --------
APPAREL MANUFACTURING (1.3%)
   Coach*                                                 53,000          2,588
                                                                       --------
AUTOMOTIVE RETAIL (1.0%)
   Advance Auto Parts                                     47,000          1,936
                                                                       --------
BANKS (7.6%)
   Bank of America                                        80,172          4,081
   JPMorgan Chase                                         70,650          3,681
   Mellon Financial                                       79,000          3,391
   Wachovia                                               72,245          4,013
                                                                       --------
                                                                         15,166
                                                                       --------
CHEMICALS (1.2%)
   EI Du Pont de Nemours                                  51,000          2,508
                                                                       --------
COMMUNICATIONS EQUIPMENT (1.5%)
   L-3 Communications Holdings                            34,000          3,058
                                                                       --------
COMPUTERS & SERVICES (11.4%)
   Adobe Systems*                                        120,000          4,987
   Apple*                                                 55,000          5,489
   Cisco Systems*                                        112,000          2,995
   Hewlett-Packard                                        75,000          3,161
   Microsoft                                             209,700          6,278
                                                                       --------
                                                                         22,910
                                                                       --------
CONSUMER PRODUCTS (1.6%)
   Nike, Cl B                                             60,000          3,232
                                                                       --------
COSMETICS & TOILETRIES (2.3%)
   Procter & Gamble                                       70,500          4,534
                                                                       --------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------

ELECTRICAL SERVICES (4.4%)
   Dominion Resources                                     45,000       $  4,104
   Exelon                                                 63,000          4,751
                                                                       --------
                                                                          8,855
                                                                       --------
ENTERTAINMENT (1.1%)
   Walt Disney                                            62,000          2,169
                                                                       --------
FINANCIAL SERVICES (9.1%)
   American Express                                       43,000          2,609
   CIT Group                                              76,000          4,533
   Citigroup                                              89,000          4,772
   Goldman Sachs Group                                    29,000          6,340
                                                                       --------
                                                                         18,254
                                                                       --------
FOOD, BEVERAGE & TOBACCO (5.8%)
   Altria Group                                           36,000          2,481
   Kellogg                                                75,000          3,968
   PepsiCo                                                79,900          5,281
                                                                       --------
                                                                         11,730
                                                                       --------
GAS/NATURAL GAS (1.2%)
   Praxair                                                36,000          2,324
                                                                       --------
HEALTH CARE (4.7%)
   Eli Lilly                                              34,000          2,011
   Johnson & Johnson                                      60,000          3,853
   Medtronic                                              66,000          3,493
                                                                       --------
                                                                          9,357
                                                                       --------
INSURANCE (3.0%)
   Allstate                                               48,000          2,991
   Hartford Financial Services
      Group                                               29,000          2,935
                                                                       --------
                                                                          5,926
                                                                       --------
MACHINERY (1.0%)
   Caterpillar                                            29,000          2,106
                                                                       --------
MANUFACTURING (2.6%)
   General Electric                                      139,049          5,125
                                                                       --------
MEASURING DEVICES (1.7%)
   Danaher                                                47,000          3,346
                                                                       --------
OFFICE EQUIPMENT & SUPPLIES (0.9%)
   Staples                                                77,000          1,910
                                                                       --------
OFFICE FURNITURE & FIXTURES (1.4%)
   3M                                                     33,000          2,731
                                                                       --------
PETROLEUM & FUEL PRODUCTS (11.0%)
   Apache                                                 41,000          2,972
   Chevron                                                69,000          5,368
   Exxon Mobil                                            94,000          7,462
   Halliburton                                            98,000          3,113
   Valero Energy                                          45,000          3,160
                                                                       --------
                                                                         22,075
                                                                       --------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                                                               1

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Schedule of Investments
APRIL 30, 2007 (UNAUDITED)

                                                       Shares/
LARGE CAP CORE                                       Face Amount         Value
EQUITY FUND (CONCLUDED)                                 (000)            (000)
--------------------------------------------------------------------------------

PHARMACEUTICALS (4.8%)
   Amgen*                                               55,000         $  3,528
   Genentech*                                           49,000            3,920
   Wyeth                                                41,000            2,275
                                                                       --------
                                                                          9,723
                                                                       --------
RETAIL (7.0%)
   Nordstrom                                            84,000            4,613
   Target                                               60,000            3,562
   Wal-Mart Stores                                      44,000            2,108
   Walgreen                                             85,000            3,732
                                                                       --------
                                                                         14,015
                                                                       --------
SEMI-CONDUCTORS/INSTRUMENTS (1.3%)
   Intel                                               119,000            2,558
                                                                       --------
TELEPHONES & TELECOMMUNICATIONS (4.1%)
   Qualcomm                                             67,000            2,935
   Verizon Communications                              136,962            5,229
                                                                       --------
                                                                          8,164
                                                                       --------
TOTAL COMMON STOCK
   (Cost $148,246)                                                      192,402
                                                                       --------
MONEY MARKET FUND (0.2%)
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.320% (1)                                 448,276              448
                                                                       --------
TOTAL MONEY MARKET FUND
   (Cost $448)                                                              448
                                                                       --------
REPURCHASE AGREEMENT (0.9%)
   Merrill Lynch
      4.870%, dated 04/30/07,
      to be repurchased on
      05/01/07, repurchase price
      $1,808,288 (collateralized by
      various FHLMC/FNMA
      obligations, ranging in par
      value $38,204 - $200,000,000,
      0.800% - 7.500%, 12/25/08 -
      03/25/35, with a total
      market value $1,845,607)                        $  1,808            1,808
                                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,808)                                                          1,808
                                                                       --------
TOTAL INVESTMENTS (97.1%)
   (Cost $150,502)                                                     $194,658
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $200,493 (000).

*    NON-INCOME PRODUCING SECURITY.

(1)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007.

CL -- CLASS

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
2

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
Schedule of Investments
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Energy                                       21.6%
Industrials                                  12.2%
Financials                                   11.2%
Health Care                                  10.7%
Consumer Discretionary                        9.4%
Cash Equivalent                               8.9%
Consumer Staples                              8.7%
Utilities                                     8.0%
Basic Materials                               7.5%
Information Technology                        1.8%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------

                                                                          Value
MID CAP VALUE FUND                                          Shares        (000)
--------------------------------------------------------------------------------

COMMON STOCK (58.8%)
AGRICULTURE (4.0%)
   Bunge                                                    62,400     $  4,727
                                                                       --------
CABLE TELEVISION (1.3%)
   Comcast, Cl A*                                           57,600        1,536
                                                                       --------
CHEMICALS (3.5%)
   International Flavors &
      Fragrances                                            84,500        4,113
                                                                       --------
ELECTRIC UTILITIES (8.0%)
   Constellation Energy Group                               37,500        3,342
   Mirant*                                                  95,000        4,262
   SCANA                                                    39,000        1,698
                                                                       --------
                                                                          9,302
                                                                       --------
FINANCIAL SERVICES (1.8%)
   eFunds*                                                  75,000        2,092
                                                                       --------
HEALTH CARE (7.0%)
   Health Net*                                              36,700        1,984
   Hospira*                                                 60,000        2,433
   Laboratory Corp of America
      Holdings*                                             15,100        1,192
   Medimmune*                                               33,600        1,904
   Quest Diagnostics                                        13,000          636
                                                                       --------
                                                                          8,149
                                                                       --------
INSURANCE (0.6%)
   Unum Group                                               27,700          689
                                                                       --------
LABORATORY EQUIPMENT (3.7%)
   Thermo Fisher Scientific*                                82,500        4,295
                                                                       --------
MARINE TRANSPORTATION (1.5%)
   Horizon Lines, Cl A                                      52,500        1,786
                                                                       --------

                                                                          Value
                                                            Shares        (000)
--------------------------------------------------------------------------------

MEDIA (3.9%)
   Discovery Holding, Cl A*                                 75,100     $  1,634
   EW Scripps, Cl A                                         50,000        2,165
   Source Interlink*                                       120,000          776
                                                                       --------
                                                                          4,575
                                                                       --------
METALS (0.3%)
   Denison Mines*                                           28,700          347
                                                                       --------
OIL & GAS SERVICES (7.0%)
   Gulfmark Offshore*                                       44,900        2,151
   Newpark Resources*                                      380,100        3,125
   Rowan                                                    43,700        1,601
   SEACOR Holdings*                                          8,600          819
   Transocean*                                               6,300          543
                                                                       --------
                                                                          8,239
                                                                       --------
PETROLEUM & FUEL PRODUCTS (10.0%)
   Delta Petroleum*                                        331,000        7,179
   Petroleum Development*                                   88,000        4,576
                                                                       --------
                                                                         11,755
                                                                       --------
REAL ESTATE INVESTMENT TRUSTS (1.8%)
   iStar Financial                                          43,900        2,104
                                                                       --------
RETAIL (1.4%)
   Triarc, Cl A                                             94,600        1,674
                                                                       --------
TRANSPORTATION SERVICES (1.6%)
   Laidlaw International                                    54,000        1,850
                                                                       --------
WHOLESALE (1.4%)
   WESCO International*                                     26,000        1,642
                                                                       --------
TOTAL COMMON STOCK
   (Cost $44,568)                                                        68,875
                                                                       --------
FOREIGN STOCK (31.8%)
AGRICULTURE (4.6%)
   Marine Harvest*                                       4,971,300        5,383
                                                                       --------
AIR TRANSPORTATION (1.3%)
   Grupo Aeroportuario del
      Pacifico SA de CV ADR                                 32,459        1,468
                                                                       --------
CHEMICALS (3.9%)
   Nova Chemicals                                          138,500        4,587
                                                                       --------
CONGLOMERATES (5.2%)
   Keppel ADR                                              215,700        6,075
                                                                       --------
ENTERTAINMENT (2.8%)
   Lions Gate Entertainment*                               288,700        3,300
                                                                       --------
INSURANCE (8.8%)
   Arch Capital Group*                                      83,200        6,059
   Willis Group Holdings                                   103,300        4,237
                                                                       --------
                                                                         10,296
                                                                       --------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                                                               3

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Schedule of Investments
APRIL 30, 2007 (UNAUDITED)

                                                          Shares/
MID CAP VALUE FUND                                      Face Amount       Value
(CONCLUDED)                                                (000)          (000)
--------------------------------------------------------------------------------

TRANSPORTATION SERVICES (5.2%)
   Golar LNG                                               294,300     $  4,803
   Wilh Wilhelmsen, Cl A                                    31,650        1,351
                                                                       --------
                                                                          6,154
                                                                       --------
TOTAL FOREIGN STOCK
   (Cost $26,004)                                                        37,263
                                                                       --------

REPURCHASE AGREEMENT (8.8%)
   Merrill Lynch
      4.870%, dated 04/30//07,
      to be repurchased on
      05/01/07, repurchase price
      $10,371,046 (collateralized by
      various FHLMC/FNMA
      obligations, ranging in par
      value $878,000 - $50,000,000,
      2.680% - 5.880%, 10/25/16 -
      08/01/35, with a total
      market value $10,577,018)                          $  10,370       10,370
                                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $10,370)                                                        10,370
                                                                       --------
TOTAL INVESTMENTS (99.4%)
   (Cost $80,942)                                                      $116,508
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $117,213 (000).

*     NON-INCOME PRODUCING SECURITY.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
4

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
Schedule of Investments
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:

      U.S. Government Agency Obligations        53.4%
      U.S. Treasury Obligations                 35.6%
      Cash Eqivalent                            11.0%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                           Face
INTERMEDIATE-TERM                                         Amount         Value
BOND FUND                                                 (000)          (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (32.3%)
FHLMC (16.0%)
      4.750%, 01/19/16                                   $ 9,000        $ 8,868
      4.500%, 07/15/13                                    10,000          9,797
      4.250%, 07/15/09                                     2,000          1,975
                                                                        -------
                                                                         20,640
                                                                        -------
FNMA (15.5%)
      7.000%, 05/01/11                                        40             41
      5.500%, 03/15/11                                     5,000          5,115
      5.000%, 04/15/15                                     5,000          5,027
      4.750%, 12/15/10                                     5,000          4,993
      3.300%, 06/02/09                                     5,000          4,850
                                                                        -------
                                                                         20,026
                                                                        -------
FNMA, MTN (0.8%)
      6.875%, 09/10/12                                     1,000          1,005
                                                                        -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $41,246)                                                        41,671
                                                                        -------

U.S. TREASURY OBLIGATIONS (21.5%)
   U.S. Treasury Notes
      5.000%, 08/15/11                                     4,000          4,079
      4.750%, 05/15/14                                     4,000          4,043
      4.375%, 08/15/12                                    10,000          9,949
      3.875%, 02/15/13                                    10,000          9,677
                                                                        -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $28,278)                                                        27,748
                                                                        -------

                                                           Face
                                                          Amount         Value
                                                          (000)          (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (6.6%)
   Merrill Lynch
      4.870%, dated 04/30/07,
      to be repurchased on
      05/01/07, repurchase price
      $8,574,496 (collateralized by
      various FHLMC/FNMA
      obligations, ranging in par value
      $885,479 - $50,000,000,
      1.430% - 8.000%, 12/25/16 -
      07/25/35, with a total
      market value $8,744,933)                            $8,573        $ 8,573
                                                                        -------
TOTAL REPURCHASE AGREEMENT
   (Cost $8,573)                                                          8,573
                                                                        -------
TOTAL INVESTMENTS (60.4%)
   (Cost $78,097)                                                       $77,992
                                                                        =======

PERCENTAGES ARE BASED ON NET ASSETS OF $129,101 (000).

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                                                               5

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Schedule of Investments
APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:

      General Obligations                       50.6%
      Revenue Bonds                             48.2%
      Cash Equivalents                           1.2%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                           Face
GEORGIA MUNICIPAL                                         Amount          Value
BOND FUND                                                 (000)           (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (100.9%)
   Atlanta, Water & Waste Water
     Authority, Ser A, RB, FGIC,
     Pre-Refunded @ 101 (A)
       5.000%, 05/01/09                                   $1,000         $1,028
   Berrien County, School
     District, GO
       5.000%, 04/01/18                                      605            663
   Bulloch County, Development
     Authority, Georgia Southern
     University Project, RB,
     AMBAC
       5.000%, 08/01/16                                      500            529
   Burke County, Development
     Authority of Pollution
     Control, Vogtle Project, RB
       4.450%, 01/01/32                                      500            500
   Chatham County, School
     District, GO, FSA
       5.250%, 08/01/14                                    1,000          1,096
   Cherokee County, School
     System, GO
       5.000%, 02/01/12                                      685            723
       4.000%, 08/01/15                                    1,000          1,013
   Cherokee County, School
     System, GO,
     Pre-Refunded @ 101 (A)
       5.250%, 08/01/11                                    1,200          1,284
   Clayton County, Water
     Authority, RB
       5.250%, 05/01/15                                    1,500          1,637
   Cobb County, Hospital
     Authority, Anticipation
     Certificates, RB, AMBAC
       5.250%, 04/01/15                                      700            764
   Cobb County, Parks &
     Recreation Project, GO
       5.000%, 01/01/13                                    1,000          1,066
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority,
     Performing Arts Center
     Project, RB
       5.000%, 01/01/15                                    1,000          1,072
   Cobb-Marietta, Water
     Authority, RB
       5.125%, 11/01/19                                    1,000          1,082

                                                           Face
                                                          Amount          Value
                                                          (000)           (000)
--------------------------------------------------------------------------------

   Columbus, Building Lease
     Authority, Ser A, RB, FGIC
       5.250%, 01/01/17                                   $  705         $  772
       4.125%, 01/01/13                                      500            511
   Columbus, Water & Sewer
     Authority, RB, FSA
       5.000%, 05/01/31                                      500            531
   De Kalb County, Special
     Transportation Parks &
     Greenspace, GO
       5.000%, 12/01/15                                    1,000          1,090
   De Kalb County, Water & Sewer
     Authority, Ser B, RB, FSA
       5.000%, 10/01/12                                    1,000          1,064
   Douglasville County, Water &
     Sewer Authority, RB, MBIA
       5.000%, 06/01/27                                      500            531
   Downtown Savannah Authority,
     Stormwater Capital
     Improvements Project, RB
       4.600%, 08/01/11                                      600            606
   Forsyth County, GO
       5.250%, 03/01/13                                    1,000          1,079
   Forsyth County, School
     District, GO
       5.125%, 07/01/15                                      500            534
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser B, RB, MBIA
       5.000%, 09/01/12                                      250            255
   Fulton County, Hospital
     Authority, Certificates,
     RB, FSA
       5.000%, 01/01/13                                    1,000          1,061
   Fulton County, Water & Sewer
     Authority, RB, FGIC
       5.250%, 01/01/12                                      300            308
       5.250%, 01/01/13                                      100            103
   Georgia State, Municipal Gas
     Authority, Buford Project,
     RB, FSA
       5.600%, 11/01/13                                      300            321
   Georgia State, Private Colleges
     & Universities Authority,
     Emory University Project,
     Ser A, RB
       5.000%, 09/01/13                                    1,000          1,070
   Georgia State, Private Colleges
     & Universities Authority,
     Mercer University Project,
     Ser A, RB
       4.750%, 10/01/11                                      300            302

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
Schedule of Investments
APRIL 30, 2007 (UNAUDITED)

                                                           Face
GEORGIA MUNICIPAL                                         Amount          Value
BOND FUND (CONTINUED)                                      (000)          (000)
--------------------------------------------------------------------------------

   Georgia State, Road & Thruway
     Authority, Federal Highway
     Grant, Anticipation Bonds,
     RB, MBIA
       5.000%, 06/01/18                                   $1,000        $ 1,083
   Georgia State, Ser B, GO
       5.000%, 07/01/14                                      530            558
   Georgia State, Ser B, GO,
     Pre-Refunded @ 100 (A)
       5.000%, 07/01/11                                      470            494
       5.000%, 05/01/12                                    1,000          1,060
   Georgia State, Ser C, GO
       6.250%, 08/01/13                                    2,000          2,283
   Georgia State, Ser D, GO ETM
       7.400%, 08/01/07                                       15             15
       5.250%, 10/01/15                                    1,500          1,659
   Gilmer County, GO, XLCA
       5.000%, 04/01/20                                    1,000          1,082
   Gwinnett County, Water &
     Sewer Authority, RB
       4.000%, 08/01/13                                    1,000          1,017
   Gwinnett County, Water &
     Sewer Authority, Ser B, RB
       4.750%, 08/01/16                                    1,000          1,052
   Henry County, Water & Sewer
     Authority, Improvement
     Project, Ser A, RB
       5.125%, 02/01/19                                    1,045          1,130
   Jackson County, School District,
     GO, MBIA
       5.000%, 03/01/16                                    1,000          1,081
   Jackson County, Water & Sewer
     Authority, Ser A, RB, XLCA
       5.250%, 09/01/20                                      500            561
   Laurens County, School
     District, Sales Tax Bonds, GO
       3.750%, 05/01/12                                    1,000          1,005
   Madison, Water & Sewer
     Authority, Re-funded &
     Improvement Project,
     RB, AMBAC
       4.125%, 07/01/16                                      355            361
   Newton County, School
     District, GO
       5.000%, 02/01/15                                    1,000          1,066
   Paulding County, Courthouse
     Project, GO, FGIC
       5.000%, 02/01/21                                    1,000          1,079
   Roswell, GO
     5.500%, 02/01/12                                        770            801
   Tift County, Hospital Authority,
     Anticipation Certificates,
     RB, AMBAC
       4.000%, 12/01/12                                      500            505
                                                                        -------
TOTAL MUNICIPAL BONDS
   (Cost $40,281)                                                        40,487
                                                                        -------

                                                                         Value
                                                          Shares         (000)
--------------------------------------------------------------------------------

MONEY MARKET FUNDS (1.2%)
   SEI Tax Exempt Trust,
     Institutional Tax-Free Fund,
     Cl A, 3.630% (1)                                    461,493        $   461
   SEI Tax Exempt Trust,
     Tax-Free Fund, Cl A,
     3.500% (1)                                           21,583             22

TOTAL MONEY MARKET FUNDS
   (Cost $483)                                                              483
                                                                        -------
TOTAL INVESTMENTS (102.1%)
   (Cost $40,764)                                                       $40,970
                                                                        =======

PERCENTAGES ARE BASED ON NET ASSETS OF $40,110 (000).

(1)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007.

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE SCHEDULE OF INVESTMENTS.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

CL -- CLASS

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION

FSA -- FINANCIAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

RB -- REVENUE BOND

SER -- SERIES

XLCA -- XL CAPITAL ASSURANCE

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                                                               7

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (000)*
APRIL 30, 2007 (UNAUDITED)

                                                                      LARGE CAP     MID CAP   INTERMEDIATE-TERM     GEORGIA
                                                                     CORE EQUITY     VALUE           BOND          MUNICIPAL
                                                                         FUND        FUND            FUND          BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $150,502, $80,942,
      $78,097, $40,764) ..........................................     $194,658    $116,508         $ 77,992        $40,970
   Receivable for Investment Securities Sold .....................        6,248         963           50,056             --
   Dividend and Interest Receivable ..............................          128          23            1,518            530
   Receivable for Capital Shares Sold ............................          113         337               86             --
   Prepaid Expenses ..............................................           21          20               20              2
-----------------------------------------------------------------------------------------------------------------------------
   Total Assets ..................................................      201,168     117,851          129,672         41,502
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Capital Shares Redeemed ...........................          496         157               91            175
   Payable due to Investment Adviser .............................           99          69               48             15
   Payable due to Administrator ..................................           23          14               15              9
   Payable due to Distributor ....................................            4          17                1             --
   Payable due to Trustees .......................................            3           1                2              1
   Chief Compliance Officer Fees Payable .........................            2           1                1             --
   Payable for Investment Securities Purchased ...................           --         347               --          1,079
   Payable for Income Distribution ...............................           --          --              388             96
   Other accrued expenses ........................................           48          32               25             17
-----------------------------------------------------------------------------------------------------------------------------
   Total Liabilities .............................................          675         638              571          1,392
-----------------------------------------------------------------------------------------------------------------------------
   Net Assets ....................................................     $200,493    $117,213         $129,101        $40,110
=============================================================================================================================
Net Assets Consist of:
   Paid-in Capital
      (unlimited authorization -- no par value) ..................     $149,756    $ 76,023         $132,382        $39,779
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income) .........           18         (21)              --             (1)
   Accumulated Net Realized Gain (Loss) on Investments ...........        6,563       5,645           (3,176)           126
   Net Unrealized Appreciation (Depreciation) on Investments .....       44,156      35,566             (105)           206
-----------------------------------------------------------------------------------------------------------------------------
   Net Assets ....................................................     $200,493    $117,213         $129,101        $40,110
=============================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share --
   Institutional Shares ($194,476,097 / 16,119,843 shares),
   ($95,670,251 / 5,432,844 shares), ($127,169,325 / 13,075,881
   shares), ($39,532,530 / 4,061,463 shares), respectively .......     $  12.06    $  17.61         $   9.73        $  9.73
Net Asset Value and Redemption Price Per Share -- Class A Shares
   ($2,792,501 / 232,425 shares), ($4,563,404 / 261,490 shares),
   ($1,216,045 / 124,924 shares), ($577,316 / 59,308 shares),
   respectively ..................................................     $  12.01    $  17.45         $   9.73        $  9.73
Maximum Offering Price Per Share -- Class A Shares ($12.01 /
   94.25%), ($17.45 / 94.25%), ($9.73 / 95.5%), ($9.73 / 95.5%),
   respectively (A) ..............................................     $  12.74    $  18.51         $  10.19        $ 10.19
Net Asset Value and Offering Price Per Share -- Class B Shares
   ($1,076,413 / 90,398 shares), ($6,691,458 / 397,007 shares) and
   ($715,654 / 73,118 shares), respectively (B) ..................     $  11.91    $  16.85         $   9.79            N/A
Net Asset Value and Offering Price Per Share -- Class C Shares
   ($2,147,804 / 181,860 shares) and ($10,287,673 / 610,006
   shares), respectively (B) .....................................     $  11.81    $  16.86              N/A            N/A

*    Except for Net Asset Value data.

(A) For a description of front end sales charges, please see current prospectus.

(B) Class B and Class C Shares have contingent deferred sales charges. For a description of possible charges, see Note 4 in Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
8

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
Statements of Operations (000)
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

                                                              LARGE CAP        MID CAP     INTERMEDIATE-TERM    GEORGIA
                                                             CORE EQUITY        VALUE            BOND          MUNICIPAL
                                                                FUND            FUND             FUND          BOND FUND
-------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income ........................................    $ 1,703         $   572           $   --          $  14
   Interest Income ........................................         83             104            2,976            790
   Less: Foreign Taxes Withheld ...........................         (1)             (9)              --             --
-------------------------------------------------------------------------------------------------------------------------
   Total Investment Income ................................      1,785             667            2,976            804
-------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ...............................        595             401              296             93
   Administration Fees ....................................        137              74               91             57
   Distribution Fees -- Class A Shares ....................          3               5                1              1
   Distribution Fees -- Class B Shares ....................         --              27                4             --
   Distribution Fees -- Class C Shares ....................         10              49               --             --
   Trustees' Fees .........................................          7               4                5              1
   Chief Compliance Officer Fees ..........................          4               2                3              1
   Transfer Agent Fees ....................................         56              66               39             21
   Professional Fees ......................................         40              23               31              8
   Printing Fees ..........................................         15               8               10              3
   Registration Fees ......................................         13              14               14              2
   Custodian Fees .........................................          6               5                7              2
   Other Fees .............................................          5               3                6              6
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses .........................................        891             681              507            195
      Less: Investment Advisory Fees Waived ...............         --             (11)              --             --
-------------------------------------------------------------------------------------------------------------------------
   Net Expenses ...........................................        891             670              507            195
-------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss) ...........................        894              (3)           2,469            609
-------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on:
   Net Realized Gain (Loss) on Investments ................      6,564           5,674             (643)           125
   Net Realized Loss on Foreign
      Currency Transactions ...............................         --              (9)              --             --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments .......................      6,832          11,720              994           (410)
-------------------------------------------------------------------------------------------------------------------------
   Total Net Realized and Unrealized Gain (Loss) on
      Investments and Foreign Currency Transactions .......     13,396          17,385              351           (285)
-------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting from Operations ...........................    $14,290         $17,382           $2,820          $ 324
=========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                                                               9

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2006

                                                                                       LARGE CAP                   MID CAP
                                                                                      CORE EQUITY                   VALUE
                                                                                          FUND                       FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 11/01/06      11/01/05      11/01/06     11/01/05
                                                                               TO 04/30/07   TO 10/31/06   TO 04/30/07   TO 10/31/06
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income (Loss) ...........................................     $    894      $  1,751      $     (3)     $     29
   Net Realized Gain (Loss) on Investments and Foreign
      Currency Transactions ...............................................        6,564         7,159         5,665         6,115
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ......................................................        6,832        13,803        11,720         7,471
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations .............................       14,290        22,713        17,382        13,615
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
      Institutional Shares ................................................         (865)       (1,714)          (22)          (17)
      Class A Shares ......................................................          (10)          (24)           --            --
      Class B Shares ......................................................           (2)           (3)           --            --
      Class C Shares ......................................................           (3)           (7)           --            --
   Realized Capital Gains:
      Institutional Shares ................................................       (1,456)           --        (4,954)      (11,821)
      Class A Shares ......................................................          (21)           --          (244)         (587)
      Class B Shares ......................................................           (9)           --          (364)         (858)
      Class C Shares ......................................................          (16)           --          (575)       (1,325)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions ......................................       (2,382)       (1,748)       (6,159)      (14,608)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
      Issued ..............................................................        8,706        27,742         6,591        14,746
      Reinvestment of Distributions .......................................           77            48         1,610         3,401
      Redeemed ............................................................      (21,317)      (62,015)       (5,665)      (19,965)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Institutional Shares Transactions ...................................      (12,534)      (34,225)        2,536        (1,818)
------------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
      Issued ..............................................................           67           171           351           610
      Reinvestment of Distributions .......................................           26            21           209           496
      Redeemed ............................................................         (307)       (1,892)         (614)       (1,443)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Class A Shares Transactions .........................................         (214)       (1,700)          (54)         (337)
------------------------------------------------------------------------------------------------------------------------------------
   Class B Shares:
      Issued ..............................................................           14            31           289           338
      Reinvestment of Distributions .......................................           11             3           339           778
      Redeemed ............................................................         (166)         (349)         (508)       (1,300)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Class B Shares Transactions .........................................         (141)         (315)          120          (184)
------------------------------------------------------------------------------------------------------------------------------------
   Class C Shares:
      Issued ..............................................................           77           204           269         2,621
      Reinvestment of Distributions .......................................           17             6           488         1,070
      Redeemed ............................................................         (224)         (962)         (848)       (3,092)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Class C Shares Transactions .........................................         (130)         (752)          (91)          599
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Share Transactions .....................      (13,019)      (36,992)        2,511        (1,740)
------------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ...................................       (1,111)      (16,027)       13,734        (2,733)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ....................................................      201,604       217,631       103,479       106,212
   End of Period ..........................................................     $200,493      $201,604      $117,213      $103,479
====================================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income) ..................     $     18      $      4      $    (21)     $     13
====================================================================================================================================

(1)   See Note 7 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]

                                                                                   INTERMEDIATE-TERM                GEORGIA
                                                                                         BOND                      MUNICIPAL
                                                                                         FUND                      BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                11/01/06      11/01/05      11/01/06      11/01/05
                                                                               TO 04/30/07   TO 10/31/06   TO 04/30/07   TO 10/31/06
-----------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income (Loss) ...........................................     $  2,469      $  5,085       $   609      $  1,505
   Net Realized Gain (Loss) on Investments and Foreign
      Currency Transactions ...............................................         (643)       (2,118)          125           198
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ......................................................          994         2,591          (410)           (4)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations .............................        2,820         5,558           324         1,699
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
      Institutional Shares ................................................       (2,442)       (5,010)         (602)       (1,486)
      Class A Shares ......................................................          (21)          (48)           (9)          (19)
      Class B Shares ......................................................          (12)          (21)           --            --
      Class C Shares ......................................................           --            --            --            --
   Realized Capital Gains:
      Institutional Shares ................................................           --            --          (195)         (244)
      Class A Shares ......................................................           --            --            (3)           (3)
      Class B Shares ......................................................           --            --            --            --
      Class C Shares ......................................................           --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions ......................................       (2,475)       (5,079)         (809)       (1,752)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
      Issued ..............................................................        7,438        26,741           662         5,128
      Reinvestment of Distributions .......................................           84           157             1             2
      Redeemed ............................................................      (13,619)      (53,135)       (3,167)      (16,794)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Institutional Shares Transactions ...................................       (6,097)      (26,237)       (2,504)      (11,664)
------------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
      Issued ..............................................................           70           175             7            13
      Reinvestment of Distributions .......................................           17            41             7            13
      Redeemed ............................................................          (51)       (1,003)          (82)         (112)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Class A Shares Transactions .........................................           36          (787)          (68)          (86)
------------------------------------------------------------------------------------------------------------------------------------
   Class B Shares:
      Issued ..............................................................           --           394            --            --
      Reinvestment of Distributions .......................................           10            18            --            --
      Redeemed ............................................................         (255)         (223)           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Class B Shares Transactions .........................................         (245)          189            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Class C Shares:
      Issued ..............................................................           --            --            --            --
      Reinvestment of Distributions .......................................           --            --            --            --
      Redeemed ............................................................           --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Class C Shares Transactions .........................................           --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Share Transactions .....................       (6,306)      (26,835)       (2,572)      (11,750)
------------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ...................................       (5,961)      (26,356)       (3,057)      (11,803)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ....................................................      135,062       161,418        43,167        54,970
   End of Period ..........................................................     $129,101      $135,062       $40,110      $ 43,167
====================================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income) ..................     $     --      $      6       $    (1)     $      1
====================================================================================================================================


--------------------------------------------------------------------------------
                                                                              11

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2007 (UNAUDITED) AND FOR THE YEARS ENDED OCTOBER 31,

                       Net                    Realized and
                      Asset        Net         Unrealized                  Dividends    Distributions      Total
                     Value,     Investment       Gains         Total       from Net     from Realized    Dividends
                    Beginning     Income      (Losses) on       from      Investment       Capital          and
                    of Period     (Loss)       Securities    Operations     Income          Gains      Distributions
                    ---------   ----------    ------------   ----------   ----------    -------------  -------------
--------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
Institutional
2007*++              $11.37       $ 0.05         $ 0.78        $ 0.83       $(0.05)        $(0.09)         $(0.14)
2006++                10.27         0.09           1.10          1.19        (0.09)            --           (0.09)
2005++                 9.66         0.12^          0.61          0.73        (0.12)            --           (0.12)
2004                   9.39         0.07           0.27          0.34        (0.07)            --           (0.07)
2003                   8.11         0.07           1.28          1.35        (0.07)            --           (0.07)
2002                   9.82         0.06          (1.71)        (1.65)       (0.06)            --           (0.06)
Class A
2007*++              $11.32       $ 0.04         $ 0.78        $ 0.82       $(0.04)        $(0.09)         $(0.13)
2006++                10.23         0.07           1.09          1.16        (0.07)            --           (0.07)
2005++                 9.63         0.10^          0.59          0.69        (0.09)            --           (0.09)
2004                   9.36         0.05           0.27          0.32        (0.05)            --           (0.05)
2003                   8.09         0.05           1.27          1.32        (0.05)            --           (0.05)
2002                   9.82         0.04          (1.73)        (1.69)       (0.04)            --           (0.04)
Class B
2007*++              $11.20       $ 0.05         $ 0.78        $ 0.83       $(0.03)        $(0.09)         $(0.12)
2006++                10.11         0.03           1.09          1.12        (0.03)            --           (0.03)
2005++                 9.54         0.02^          0.60          0.62        (0.05)            --           (0.05)
2004                   9.32        (0.02)          0.25          0.23        (0.01)            --           (0.01)
2003                   8.07        (0.01)          1.28          1.27        (0.02)            --           (0.02)
2002                   9.83           --          (1.74)        (1.74)       (0.02)            --           (0.02)
Class C
2007*++              $11.15       $   --         $ 0.77        $ 0.77       $(0.02)        $(0.09)         $(0.11)
2006++                10.11        (0.01)          1.08          1.07        (0.03)            --           (0.03)
2005++                 9.55         0.02^          0.58          0.60        (0.04)            --           (0.04)
2004                   9.32        (0.04)          0.28          0.24        (0.01)            --           (0.01)
2003                   8.07        (0.01)          1.28          1.27        (0.02)            --           (0.02)
2002                   9.82           --          (1.73)        (1.73)       (0.02)            --           (0.02)
--------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------
Institutional
2007*++              $15.89       $ 0.01         $ 2.66        $ 2.67       $   --**       $(0.95)         $(0.95)
2006++                16.02         0.03           2.02          2.05           --**        (2.18)          (2.18)
2005++                14.02        (0.04)          2.77          2.73        (0.10)         (0.63)          (0.73)
2004++                11.82         0.11           2.12          2.23        (0.03)            --           (0.03)
2003++                 8.96         0.04           2.89          2.93        (0.07)            --           (0.07)
2002                   9.87         0.08          (0.98)        (0.90)          --          (0.01)          (0.01)
Class A
2007*++              $15.77       $(0.01)        $ 2.64        $ 2.63       $   --         $(0.95)         $(0.95)
2006++                15.95        (0.01)          2.01          2.00           --          (2.18)          (2.18)
2005++                13.96        (0.11)          2.79          2.68        (0.06)         (0.63)          (0.69)
2004++                11.79         0.08           2.11          2.19        (0.02)            --           (0.02)
2003++                 8.94         0.02           2.88          2.90        (0.05)            --           (0.05)
2002                   9.88         0.07          (1.00)        (0.93)          --          (0.01)          (0.01)
Class B
2007*++              $15.31       $(0.06)        $ 2.55        $ 2.49       $   --         $(0.95)         $(0.95)
2006++                15.64        (0.12)          1.97          1.85           --          (2.18)          (2.18)
2005++                13.75        (0.20)          2.72          2.52           --          (0.63)          (0.63)
2004++                11.68        (0.03)          2.10          2.07           --**           --              --
2003++                 8.88        (0.06)          2.86          2.80           --             --              --
2002                   9.88         0.01          (1.00)        (0.99)          --          (0.01)          (0.01)
Class C
2007*++              $15.33       $(0.07)        $ 2.55        $ 2.48       $   --         $(0.95)         $(0.95)
2006++                15.66        (0.12)          1.97          1.85           --          (2.18)          (2.18)
2005++                13.76        (0.20)          2.73          2.53           --          (0.63)          (0.63)
2004++                11.69        (0.02)          2.09          2.07           --**           --              --
2003++                 8.88        (0.06)          2.87          2.81           --             --              --
2002                   9.87         0.02          (1.00)        (0.98)          --          (0.01)          (0.01)

                                                                       Ratio        Ratio
                       Net                     Net                  of Expenses     of Net
                      Asset                  Assets,      Ratio     to Average    Investment
                     Value,                    End     of Expenses  Net Assets   Income (Loss)  Portfolio
                       End        Total     of Period   to Average  (Excluding    to Average    Turnover
                    of Period    Return+      (000)     Net Assets   Waivers)     Net Assets      Rate
                    ---------   ----------  ---------  -----------  -----------  -------------  ---------
---------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------
Institutional
2007*++               $12.06      7.33%      $194,476      0.88%        0.88%         0.92%       13.26%
2006++                 11.37     11.66        195,460      0.89         0.89          0.86        37.31
2005++                 10.27      7.56        209,421      0.86         0.86          1.18^       34.75
2004                    9.66      3.59        219,386      0.83         0.83          0.70        25.96
2003                    9.39     16.76        200,446      0.86         0.86          0.78        23.83
2002                    8.11    (16.89)       154,860      0.88         0.88          0.69        23.81
Class A
2007*++               $12.01      7.26%      $  2,793      1.13%        1.13%         0.67%       13.26%
2006++                 11.32     11.38          2,838      1.14         1.14          0.61        37.31
2005++                 10.23      7.22          4,204      1.11         1.11          1.03^       34.75
2004                    9.63      3.37          8,901      1.08         1.08          0.45        25.96
2003                    9.36     16.43          6,567      1.11         1.11          0.49        23.83
2002                    8.09    (17.22)         1,855      1.08         1.08          0.54        23.81
Class B
2007*++               $11.91      7.39%      $  1,076      0.88%        0.88%         0.92%       13.26%
2006++                 11.20     11.07          1,149      1.50         1.50          0.24        37.31
2005++                 10.11      6.46          1,335      1.86         1.86          0.20^       34.75
2004                    9.54      2.49          1,588      1.83         1.83         (0.30)       25.96
2003                    9.32     15.75          1,276      1.86         1.86         (0.24)       23.83
2002                    8.07    (17.75)           735      1.84         1.84         (0.21)       23.81
Class C
2007*++               $11.81      6.87%      $  2,148      1.88%        1.88%        (0.09)%      13.26%
2006++                 11.15     10.57          2,156      1.89         1.89         (0.14)       37.31
2005++                 10.11      6.34          2,671      1.86         1.86          0.22^       34.75
2004                    9.55      2.59          3,763      1.83         1.83         (0.30)       25.96
2003                    9.32     15.74          4,028      1.86         1.86         (0.23)       23.83
2002                    8.07    (17.65)         2,679      1.82         1.82         (0.19)       23.81
---------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------
Institutional
2007*++               $17.61     17.42%+++   $ 95,670      1.10%        1.12%         0.15%       11.31%
2006++                 15.89     14.18         83,935      1.10         1.13          0.19        35.30
2005++                 16.02     20.02***      86,367      1.09         1.10         (0.30)       53.48
2004++                 14.02     18.94         65,864      1.10         1.19          0.81        30.83
2003++                 11.82     32.85         45,420      1.10         1.35          0.21        44.99
2002                    8.96     (9.12)        38,909      1.10         1.57          1.00        36.34
Class A
2007*++               $17.45     17.27%+++   $  4,563      1.35%        1.37%        (0.10)%      11.31%
2006++                 15.77     13.87          4,169      1.35         1.38         (0.05)       35.30
2005++                 15.95     19.78***       4,538      1.34         1.35         (0.74)       53.48
2004++                 13.96     18.58          6,121      1.35         1.44          0.56        30.83
2003++                 11.79     32.57          3,356      1.35         1.60         (0.03)       44.99
2002                    8.94     (9.42)         1,232      1.35         1.69          1.05        36.34
Class B
2007*++               $16.85     16.85%+++   $  6,692      1.98%        2.00%        (0.73)%      11.31%
2006++                 15.31     13.09          5,950      2.10         2.13         (0.80)       35.30
2005++                 15.64     18.80***       6,267      2.09         2.10         (1.35)       53.48
2004++                 13.75     17.74          4,653      2.10         2.19         (0.19)       30.83
2003++                 11.68     31.53          3,224      2.10         2.35         (0.80)       44.99
2002                    8.88    (10.04)         1,254      2.10         2.48          0.12        36.34
Class C
2007*++               $16.86     16.76%+++   $ 10,288      2.10%        2.12%        (0.85)%      11.31%
2006++                 15.33     13.09          9,425      2.10         2.13         (0.79)       35.30
2005++                 15.66     18.86***       9,040      2.09         2.10         (1.33)       53.48
2004++                 13.76     17.72          6,330      2.10         2.19         (0.19)       30.83
2003++                 11.69     31.64          4,013      2.10         2.35         (0.81)       44.99
2002                    8.88     (9.95)         1,910      2.10         2.46          0.27        36.34

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]

                                  Net
                                 Asset                   Realized and                 Dividends  Distributions       Total
                                 Value,        Net        Unrealized       Total      from Net   from Realized     Dividends
                               Beginning   Investment   Gains (Losses)      from     Investment     Capital           and
                               of Period     Income     on Securities    Operations    Income        Gains       Distributions
                               ---------   ----------   --------------   ----------  ----------  -------------   -------------
------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------
Institutional
2007*++                         $ 9.70       $0.18          $ 0.03         $ 0.21     $(0.18)       $   --          $(0.18)
2006++                            9.66        0.34            0.04           0.38      (0.34)           --           (0.34)
2005++                           10.21        0.31           (0.39)         (0.08)     (0.31)        (0.16)          (0.47)
2004                             10.41        0.30            0.05           0.35      (0.30)        (0.25)          (0.55)
2003                             10.35        0.37            0.23           0.60      (0.37)        (0.17)          (0.54)
2002                             10.13        0.43            0.23           0.66      (0.43)        (0.01)          (0.44)
Class A
2007*++                         $ 9.71       $0.17          $ 0.02         $ 0.19     $(0.17)       $   --          $(0.17)
2006++                            9.67        0.32            0.04           0.36      (0.32)           --           (0.32)
2005++                           10.22        0.29           (0.39)         (0.10)     (0.29)        (0.16)          (0.45)
2004                             10.43        0.28            0.04           0.32      (0.28)        (0.25)          (0.53)
2003                             10.36        0.34            0.24           0.58      (0.34)        (0.17)          (0.51)
2002(1)                           9.97        0.41            0.40           0.81      (0.41)        (0.01)          (0.42)
Class B
2007*++                         $ 9.76       $0.13          $ 0.03         $ 0.16     $(0.13)       $   --          $(0.13)
2006++                            9.67        0.32            0.02           0.34      (0.25)           --           (0.25)
2005++                           10.21        0.21           (0.37)         (0.16)     (0.22)        (0.16)          (0.38)
2004                             10.42        0.20            0.04           0.24      (0.20)        (0.25)          (0.45)
2003                             10.36        0.26            0.23           0.49      (0.26)        (0.17)          (0.43)
2002(2)                          10.21        0.33            0.16           0.49      (0.33)        (0.01)          (0.34)
------------------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
Institutional
2007*++                         $ 9.85       $0.14          $(0.07)        $ 0.07     $(0.14)       $(0.05)         $(0.19)
2006++                            9.84        0.30            0.05           0.35      (0.30)        (0.04)          (0.34)
2005++                           10.16        0.31           (0.31)            --      (0.31)        (0.01)          (0.32)
2004                             10.22        0.30            0.08           0.38      (0.30)        (0.14)          (0.44)
2003                             10.18        0.32            0.10           0.42      (0.32)        (0.06)          (0.38)
2002                             10.02        0.34            0.16           0.50      (0.34)           --           (0.34)
Class A
2007*++                         $ 9.85       $0.13          $(0.07)        $ 0.06     $(0.13)       $(0.05)         $(0.18)
2006++                            9.84        0.27            0.05           0.32      (0.27)        (0.04)          (0.31)
2005++                           10.16        0.28           (0.31)         (0.03)     (0.28)        (0.01)          (0.29)
2004                             10.22        0.28            0.08           0.36      (0.28)        (0.14)          (0.42)
2003                             10.18        0.30            0.10           0.40      (0.30)        (0.06)          (0.36)
2002(3)                           9.71        0.26            0.47           0.73      (0.26)           --           (0.26)

                                                                                     Ratio        Ratio
                                     Net                   Net                    of Expenses     of Net
                                    Asset                Assets,       Ratio      to Average    Investment
                                    Value,                 End      of Expenses   Net Assets      Income     Portfolio
                                     End       Total    of Period    to Average   (Excluding    to Average   Turnover
                                  of Period   Return+     (000)      Net Assets    Waivers)     Net Assets     Rate
                                  ---------   -------   ---------   -----------   -----------   ----------   ---------
----------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
----------------------------------------------------------------------------------------------------------------------
Institutional
2007*++                            $ 9.73       2.20%    $127,169      0.76%          0.76%        3.76%        0.00%
2006++                               9.70       4.07      132,926      0.71           0.71         3.57        35.71
2005++                               9.66      (0.74)     158,696      0.71           0.71         3.17        45.47
2004                                10.21       3.49      182,912      0.68           0.68         2.95        76.88
2003                                10.41       5.89      171,560      0.69           0.69         3.55        47.26
2002                                10.35       6.75      154,782      0.73           0.73         4.39        44.70
Class A
2007*++                            $ 9.73       1.97%    $  1,216      1.01%          1.01%        3.51%        0.00%
2006++                               9.71       3.81        1,178      0.96           0.96         3.30        35.71
2005++                               9.67      (0.97)       1,967      0.96           0.96         2.91        45.47
2004                                10.22       3.13        4,690      0.93           0.93         2.70        76.88
2003                                10.43       5.71        4,569      0.94           0.93         3.11        47.26
2002(1)                             10.36       8.37          852      0.94           0.94         4.12        44.70
Class B
2007*++                            $ 9.79       1.69%    $    716      1.76%          1.76%        2.76%        0.00%
2006++                               9.76       3.57          959      0.96           0.96         3.36        35.71
2005++                               9.67      (1.61)         755      1.71           1.71         2.18        45.47
2004                                10.21       2.37        1,053      1.68           1.68         1.95        76.88
2003                                10.42       4.81        1,245      1.69           1.68         2.39        47.26
2002(2)                             10.36       4.97          334      1.69           1.69         3.21        44.70
----------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------
Institutional
2007*++                            $ 9.73       0.70%    $ 39,533      0.94%          0.94%        2.95%       14.67%
2006++                               9.85       3.66       42,514      0.88           0.88         3.05        15.79
2005++                               9.84       0.00       54,231      0.81           0.81         3.06        15.18
2004                                10.16       3.82       61,690      0.79           0.79         2.99         3.89
2003                                10.22       4.27       54,943      0.84           0.84         3.16        40.70
2002                                10.18       5.12       49,326      0.90           0.90         3.42        33.70
Class A
2007*++                            $ 9.73       0.58%    $    577      1.19%          1.19%        2.70%       14.67%
2006++                               9.85       3.40          653      1.13           1.13         2.80        15.79
2005++                               9.84      (0.25)         739      1.06           1.06         2.81        15.18
2004                                10.16       3.56          691      1.04           1.04         2.74         3.89
2003                                10.22       3.99          680      1.09           1.09         2.88        40.70
2002(3)                             10.18       7.65          461      1.17           1.17         3.09        33.70

  * For the six months ended April 30, 2007 (Unaudited). All ratios for the period have been annualized.

 **   Amount represents less than $0.01 per share.

*** Total returns would have been 19.72%, 19.48%, 18.50%, and 18.56% for the Institutional Class, Class A, Class B, and Class C shares, respectively, without the payment by affiliate (see Note 5). Total returns would have been lower had the Adviser not waived a portion of its fee.

  + Total returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 ++ Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

+++ Total returns would have been lower had the Adviser not waived a portion of its fee.

  ^ Net investment income per share and the net investment income ratio include $0.03 and 0.26%, respectively, resulting from a special dividend from Microsoft Corp. in December 2004.

(1) Commenced operations on November 19, 2001. All ratios for the period have been annualized.

(2) Commenced operations on November 7, 2001. All ratios for the period have been annualized.

(3) Commenced operations on December 21, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
                                                                              13

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
APRIL 30, 2007 (UNAUDITED)

1. ORGANIZATION:
--------------------------------------------------------------------------------
The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 Funds. The financial statements herein are those of the Synovus Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds (collectively the "Funds", individually the "Fund"). The Funds are registered to offer Institutional, Class A, Class B, and Class C shares. However, as of April 30, 2007, the Intermediate-Term Bond Fund's Class C shares and the Georgia Municipal Bond Fund's Class B and Class C shares have not commenced operations. The investment objective of the Large Cap Core Equity Fund is long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. issuers with large capitalizations of more than $5 billion. The investment objective of the Mid Cap Value Fund is long-term capitalization. The Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of companies with medium market capitalizations ranging from $500 million to $10 billion. The investment objective of the Intermediate-Term Bond Fund is current income consistent with limited price volatility. The Fund invests primarily (at least 80% of its net assets) in fixed income obligations issued by the U.S. Treasury and U.S. government agencies, including mortgage-backed securities rated in one of the top two ratings categories, and in U.S. corporate debt rated in one of the three ratings categories. The investment objective of the Georgia Municipal Bond Fund is current income and preservation of capital. The Fund invests primarily (at least 80% of its net assets) in municipal securities that generate income exempt from federal and Georgia state income taxes. The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such


--------------------------------------------------------------------------------
14

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]

      securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, there were no fair valued securities.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and


--------------------------------------------------------------------------------
                                                                              15

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

      premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

      CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly for the Large Cap Core Equity Fund, and declared and paid annually for the Mid Cap Value Fund. The Intermediate-Term Bond and Georgia Municipal Bond Funds will declare distributions from net investment income daily and pay monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.


--------------------------------------------------------------------------------
16

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]

4. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $100,000 per Fund plus $15,000 per class or that portion of each Fund's allocable share of the Funds' fee calculated as follows: 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

Citigroup Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, amended and restated on November 14, 2005. Each Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for Class A, B and C Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's average net assets attributable to Class A Shares as compensation for distribution services.

The Distributor or designated Service Providers receives 1.00% of each Fund's average net assets attributable to Class B and Class C Shares as compensation for distribution and shareholder services. The Plan allows for payment of 0.75% of each Fund's average net assets attributable to Class B and C Shares as compensation for distribution services and 0.25% of each Funds' average net assets attributable to Class B and Class C Shares as compensation for shareholder services. The Institutional Class Shares do not pay distribution fees.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

YEARS SINCE
PURCHASE MADE                                           CDSC
-------------                                         --------
First                                                     5%
Second                                                    4%
Third                                                     3%
Fourth                                                    3%
Fifth                                                     2%
Sixth                                                     1%
Seventh and Following                                   None

A CDSC of 1% is imposed on certain redemptions of Class C Shares.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:
--------------------------------------------------------------------------------

The Trust and Synovus Investment Advisors, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 13, 2001, under which the Adviser receives an annual fee equal to the following percentages of the average daily net assets:

                 Large Cap Core Equity Fund              0.60%
                 Mid Cap Value Fund                      0.75%
                 Intermediate-Term Bond Fund             0.45%
                 Georgia Municipal Bond Fund             0.45%

Steinberg Asset Management, LLC acts as the Investment Sub-Adviser (the "Sub-Adviser") on behalf of the Mid Cap Value Fund and is compensated by the Adviser.

The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.


--------------------------------------------------------------------------------
                                                                              17

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (CONTINUED)
APRIL 30, 2007 (UNAUDITED)

The Funds' actual total operating expenses, after voluntary fee waivers, are expected to be limited as follows:

                                                    INTERMEDIATE-
                             LARGE CAP    MID CAP       TERM         GEORGIA
                           CORE EQUITY     VALUE        BOND        MUNICIPAL
SHARE CLASS                    FUND        FUND         FUND        BOND FUND
-----------                ------------   -------   -------------   ----------
Institutional Shares          1.00%        1.10%        1.00%         1.00%
Class A Shares                1.25%        1.35%        1.25%         1.25%
Class B Shares                2.00%        2.10%        2.00%           --
Class C Shares                2.00%        2.10%          --            --

During the fiscal year ended October 31, 2005, the Mid Cap Value Fund was reimbursed by the Adviser and Sub-Adviser for losses incurred of $269,330 due to the purchase of shares in three large cap securities when the Fund held less than 80% of its net assets in mid cap securities, which is in violation of applicable Securities and Exchange Commission rules.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------
The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the period from November 1, 2006, through April 30, 2007, were as follows (000):

                                                       INTERMEDIATE-    GEORGIA
                                  LARGE CAP   MID CAP      TERM        MUNICIPAL
                                 CORE EQUITY   VALUE       BOND          BOND
                                    FUND       FUND        FUND          FUND
                                 -----------  -------  -------------  ----------
Purchases:
   U.S. Government .....             $    --  $    --        $    --      $   --
   Other ...............              25,862   11,689             --       5,920
Sales and Maturities:
   U.S. Government .....                  --       --          2,057          --
   Other ...............              43,693   23,411         54,136       6,580

7. SHARE TRANSACTIONS:
--------------------------------------------------------------------------------

Share transactions for the Funds for the period from November 1, 2006, through April 30, 2007, were as follows (000):

                                                       INTERMEDIATE-    GEORGIA
                                  LARGE CAP   MID CAP       TERM       MUNICIPAL
                                 CORE EQUITY   VALUE        BOND         BOND
                                     FUND      FUND         FUND         FUND
                                 -----------  -------  -------------  ---------
Institutional Class:
   Issued                                746      395            767         68
   Reinvestment of
     Distributions                         7      100              9         --
   Redeemed                           (1,828)    (344)        (1,402)      (325)
                                 -----------   ------  --------------  ---------
   Net Institutional Class
     Transactions                     (1,075)     151           (626)      (257)
                                 -----------   ------  -------------  ---------
Class A:
   Issued                                  6       22              7          1
   Reinvestment of
     Distributions                         2       13              2          1
   Redeemed                              (27)     (38)            (5)        (9)
                                 -----------  -------  -------------  ---------
   Net Class A Transactions              (19)      (3)             4         (7)
                                 -----------  -------  -------------  ---------
Class B:
   Issued                                  1       18             --         --
   Reinvestment of
     Distributions                         1       22              1         --
   Redeemed                              (15)     (32)           (26)        --
                                 -----------  -------  -------------  ---------
   Net Class B Transactions              (13)       8            (25)        --
                                 -----------  -------  -------------  ---------
Class C:
   Issued                                  7       17             --         --
   Reinvestment of
     Distributions                         1       32             --         --
   Redeemed                              (19)     (54)            --         --
                                 -----------  -------  -------------  ---------
   Net Class C Transactions              (11)      (5)            --         --
                                 -----------  -------  -------------  ---------
   Net Increase (Decrease)
     in Shares Outstanding
     from Share Transactions          (1,118)     151           (647)     (264)
                                 ===========  =======  =============  =========

Amounts designated as "--" are either 0 or have been rounded to 0.


--------------------------------------------------------------------------------
18

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]

Share transactions for the Funds for the year ended October 31, 2006, were as follows (000):

                                                       INTERMEDIATE-    GEORGIA
                                LARGE CAP    MID CAP       TERM        MUNICIPAL
                               CORE EQUITY    VALUE        BOND          BOND
                                   FUND        FUND        FUND          FUND
                               -----------   -------   -------------   ---------
Institutional Class:
   Issued                         2,563         984        2,787           524
   Reinvestment of
     Distributions                    5         235           16            --
   Redeemed                      (5,773)     (1,329)      (5,522)       (1,719)
                                 ------      ------       ------        ------
   Net Institutional Class
     Transactions                (3,205)       (110)      (2,719)       (1,195)
                                 ------      ------       ------        ------
Class A:
   Issued                            16          41           18             1
   Reinvestment of
     Distributions                    2          34            4             1
   Redeemed                        (178)        (96)        (104)          (11)
                                 ------      ------       ------        ------
   Net Class A Transactions        (160)        (21)         (82)           (9)
                                 ------      ------       ------        ------
Class B:
   Issued                             3          23           41            --
   Reinvestment of
     Distributions                    1          55            2            --
   Redeemed                         (33)        (90)         (23)           --
                                 ------      ------       ------        ------
   Net Class B Transactions         (29)        (12)          20            --
                                 ------      ------       ------        ------
Class C:
   Issued                            19         178           --            --
   Reinvestment of
     Distributions                   --          76           --            --
   Redeemed                         (90)       (216)          --            --
                                 ------      ------       ------        ------
   Net Class C Transactions         (71)         38           --            --
                                 ------      ------       ------        ------
   Net Decrease
     in Shares Outstanding
     from Share Transactions     (3,465)       (105)      (2,781)       (1,204)
                                 ======      ======       ======        ======

Amounts designated as "--" are either 0 or have been rounded to 0.

8. FEDERAL TAX INFORMATION:
--------------------------------------------------------------------------------

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for distribution reclasses, foreign currency gain (loss) and REITs.

The tax character of dividends and distributions declared during the years ended October 31, 2006 and October 31, 2005 were as follows (000):

                                     ORDINARY    LONG-TERM         TAX
                                      INCOME    CAPITAL GAIN   EXEMPT INCOME    TOTAL
                                     --------   ------------   -------------   -------
Large Cap Core Equity Fund    2006    $1,748      $    --         $   --       $ 1,748
                              2005     2,614           --             --         2,614
Mid Cap Value Fund            2006     1,264       13,344             --        14,608
                              2005       462        3,761             --         4,223
Intermediate-Term Bond Fund   2006     5,079           --             --         5,079
                              2005     6,042        2,706             --         8,748
Georgia Municipal Bond Fund   2006         5          247          1,500         1,752
                              2005        10           82          1,844         1,936


--------------------------------------------------------------------------------
                                                                              19

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (CONCLUDED)
APRIL 30, 2007 (UNAUDITED)

As of October 31, 2006, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows (000):

                              UNDISTRIBUTED   UNDISTRIBUTED    UNDISTRIBUTED    CAPITAL LOSS
                               TAX-EXEMPT       ORDINARY         LONG-TERM      CARRYFORWARDS
                                 INCOME          INCOME        CAPITAL GAIN   EXPIRING 10/31/13
                              -------------   -------------    ------------   -----------------
Large Cap Core Equity Fund        $ --             $  4           $1,501            $  --
Mid Cap Value Fund                  --               13            6,108               --
Intermediate-Term Bond Fund         --              451               --             (415)
Georgia Municipal Bond Fund        112               --              198               --

                                                                                        TOTAL
                                 CAPITAL LOSS       UNREALIZED        OTHER         DISTRIBUTABLE
                                CARRYFORWARDS      APPRECIATION     TEMPORARY         EARNINGS/
                              EXPIRING 10/31/14   (DEPRECIATION)   DIFFERENCES   (ACCUMULATED LOSSES)
                              -----------------   --------------   -----------   --------------------
Large Cap Core Equity Fund        $    --            $37,324          $  --            $38,829
Mid Cap Value Fund                     --             23,846             --             29,967
Intermediate-Term Bond Fund        (2,118)            (1,099)          (445)            (3,626)
Georgia Municipal Bond Fund            --                616           (110)               816

For Federal income tax purposes, capital carryforwards represent realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. For the year ended October 31, 2006, the Large Cap Core Equity Fund utilized $5,451,339 of capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at April 30, 2007, equaled the book cost located in the Statements of Assets and Liabilities. The Federal tax cost, aggregate gross unrealized appreciation and depreciation at April 30, 2007, for each Fund is as follows (000):

                                                 AGGREGATE GROSS   AGGREGATE GROSS   NET UNREALIZED
                                                   UNREALIZED        UNREALIZED       APPRECIATION
                              FEDERAL TAX COST    APPRECIATION      DEPRECIATION     (DEPRECIATION)
                              ----------------   ---------------   ---------------   --------------
Large Cap Core Equity Fund        $150,502           $45,846           $(1,690)         $44,156
Mid Cap Value Fund                  80,942            36,393              (827)          35,566
Intermediate-Term Bond Fund         78,097               609              (714)            (105)
Georgia Municipal Bond Fund         40,764               347              (141)             206

9. CONCENTRATION OF RISK:
--------------------------------------------------------------------------------

The Georgia Municipal Bond Fund invests primarily in debt securities in the State of Georgia. Therefore, the issuers' abilities to meet their obligations may be affected by economic and political developments in that state.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

10. OTHER
--------------------------------------------------------------------------------

At April 30, 2007, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for the share classes listed of each Fund was as follows:

                                                       NO. OF              %
                                                    SHAREHOLDERS       OWNERSHIP
                                                    ------------       ---------
Large Cap Core Equity Fund
   Institutional Shares                                   1                96%
   Class A Shares                                         2                52%
   Class B Shares                                         1                13%
Mid Cap Value Fund
   Institutional Shares                                   2                82%
Intermediate-Term Bond Fund
   Institutional Shares                                   1                95%
   Class A Shares                                         2                61%
Georgia Municipal Bond Fund
   Institutional Shares                                   1               100%
   Class A Shares                                         3                84%


--------------------------------------------------------------------------------
20

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. NEW ACCOUNTING PRONOUNCEMENTS:
--------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

12. SUBSEQUENT EVENT
--------------------------------------------------------------------------------

At a special meeting of the Board of Trustees of The Advisors' Inner Circle Fund (the "Board") held on December 8, 2006, the Board approved the reorganization of the Synovus Georgia Municipal Bond Fund, the Synovus Mid Cap Value Fund, the Synovus Large Cap Core Equity Fund and the Synovus Intermediate-Term Bond Fund (collectively, the "Synovus Funds") into the newly created Sentinel Georgia Municipal Bond Fund, the newly created Sentinel Mid Cap Value Fund, the Sentinel Common Stock Fund and the Sentinel Government Securities Fund, each a series of Sentinel Group Funds, Inc. (collectively, the "Sentinel Funds"), respectively (the "Reorganization). Sentinel Asset Management, Inc. will serve as adviser for each of the Sentinel Funds. GLOBALT, Inc. will serve as sub-adviser for the Sentinel Georgia Municipal Bond Fund. GLOBALT, Inc. is an affiliate of Synovus Investment Advisors, Inc., the former adviser to the Synovus Funds. Steinberg Asset Management, LLC will also serve as sub-adviser for the Sentinel Mid Cap Value Fund.

At a shareholder meeting held on March 15, 2007, shareholders approved the Reorganization, which occurred on May 4, 2007.

As a result of the Shareholders' approvals of the Proposals, each Synovus Fund transferred all of its assets to the corresponding Sentinel Fund and shareholders of each Synovus Fund received, in a tax-free transaction, shares of equivalent value of the corresponding Sentinel Fund.


--------------------------------------------------------------------------------
                                                                              21

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Disclosure of Fund Expenses (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Funds and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Funds' costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Funds' gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Funds' costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Funds' comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


--------------------------------------------------------------------------------
22

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]

Disclosure of Fund Expenses (UNAUDITED) (CONCLUDED)

                                   BEGINNING    ENDING                  EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE       VALUE       EXPENSE     DURING
                                    11/01/06    4/30/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares               $1,000.00   $1,073.30      0.88%      $ 4.52
HYPOTHETICAL 5% RETURN
Institutional Shares                1,000.00    1,020.43      0.88%        4.41
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      1,000.00    1,072.60      1.13%        5.81
HYPOTHETICAL 5% RETURN
Class A Shares                      1,000.00    1,019.19      1.13%        5.66
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                      1,000.00    1,073.90      0.88%        4.53
HYPOTHETICAL 5% RETURN
Class B Shares                      1,000.00    1,020.43      0.88%        4.41
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class C Shares                      1,000.00    1,068.70      1.88%        9.64
HYPOTHETICAL 5% RETURN
Class C Shares                      1,000.00    1,015.47      1.88%        9.39
--------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares               $1,000.00   $1,174.20      1.10%      $ 5.93
HYPOTHETICAL 5% RETURN
Institutional Shares                1,000.00    1,019.34      1.10%        5.51
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      1,000.00    1,172.70      1.35%        7.27
HYPOTHETICAL 5% RETURN
Class A Shares                      1,000.00    1,018.10      1.35%        6.76
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                      1,000.00    1,168.50      1.98%       10.65
HYPOTHETICAL 5% RETURN
Class B Shares                      1,000.00    1,014.98      1.98%        9.89
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class C Shares                      1,000.00    1,167.60      2.10%       11.29
HYPOTHETICAL 5% RETURN
Class C Shares                      1,000.00    1,014.38      2.10%       10.49
--------------------------------------------------------------------------------

                                   BEGINNING     ENDING                 EXPENSES
                                    ACCOUNT      ACCOUNT   ANNUALIZED     PAID
                                     VALUE        VALUE      EXPENSE     DURING
                                    11/01/06     4/30/07     RATIOS      PERIOD*
--------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares               $1,000.00   $1,022.00       0.76%      $3.81
HYPOTHETICAL 5% RETURN
Institutional Shares                1,000.00    1,021.03       0.76%       3.81
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      1,000.00    1,019.70       1.01%       5.06
HYPOTHETICAL 5% RETURN
Class A Shares                      1,000.00    1,019.79       1.01%       5.06
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                      1,000.00    1,016.90       1.76%       8.80
HYPOTHETICAL 5% RETURN
Class B Shares                      1,000.00    1,016.07       1.76%       8.80
--------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares               $1,000.00   $1,007.00       0.94%      $4.68
HYPOTHETICAL 5% RETURN
Institutional Shares                1,000.00    1,020.13       0.94%       4.71
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      1,000.00    1,005.80       1.19%       5.92
HYPOTHETICAL 5% RETURN
Class A Shares                      1,000.00    1,018.89       1.19%       5.96
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).


--------------------------------------------------------------------------------
                                                                              23

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notice to Shareholders (UNAUDITED)

For the shareholders that do not have a May 4, 2007 tax year end, this notice is for informational purposes only. For shareholders with a May 4, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period ended May 4, 2007, each Fund is designating the following items with regard to distributions paid during the year.

                                                                                                                         FOREIGN
                                                                                                                        INVESTORS
                                                                                                                        ----------
                                   LONG TERM     ORDINARY                                    QUALIFYING      U.S.       QUALIFIED
                                 CAPITAL GAIN     INCOME           TOTAL      QUALIFYING      DIVIDEND    GOVERNMENT    INTEREST
           FUND                  DISTRIBUTION  DISTRIBUTIONS   DISTRIBUTIONS  DIVIDENDS (1)  INCOME (2)   INTEREST (3)  INCOME (4)
       -----------               ------------  -------------   -------------  -------------  ----------   ------------  ----------
Large Cap Core Equity Fund ...       89.80%        10.20%         100.00%       100.00%        100.00%        0.00%        4.55%
Intermediate-Term Bond Fund ..        0.00%       100.00%         100.00%         0.00%          0.00%       25.45%      100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE SYNOVOUS INTERMEDIATE-TERM BOND FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2007. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.


--------------------------------------------------------------------------------
24

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]

Shareholder Voting Results (UNAUDITED)

At a special meeting held on March 15, 2007, the shareholders of the Advisors' Inner Circle Fund voted on the following proposals. The results of the voting were as follows:

      1. To approve the reorganization of the Large Cap Core Equity Fund in accordance with an agreement and plan of reorganization and the transactions it contemplates, as described in the proxy statement/prospectus.

                                                 NUMBER OF SHARES    % OF SHARES    % OF SHARES
                                                      VOTED             VOTED         PRESENT
                                                 ----------------    -----------    -----------
                  For ........................      4,185,506.000      100.00%         98.08%
                  Against ....................              0.000        0.00%          0.00%
                  Abstain ....................              0.000        0.00%          0.00%
                  Total ......................      4,185,506.000      100.00%         98.08%

      2. To approve the reorganization of the Mid Cap Value Fund in accordance with an agreement and plan of reorganization and the transactions it contemplates, including the investment advisory agreement and investment sub-advisory agreement, as described in the proxy statement/prospectus.

                                                 NUMBER OF SHARES    % OF SHARES    % OF SHARES
                                                      VOTED             VOTED         PRESENT
                                                 ----------------    -----------    -----------
                  For ........................      4,494,610.380       99.74%         68.00%
                  Against ....................          8,508.460        0.19%          0.13%
                  Abstain ....................          3,228.650        0.07%          0.05%
                  Total ......................      4,506,347.490      100.00%         68.18%

      3. To approve the reorganization of the Intermediate-Term Bond Fund in accordance with an agreement and plan of reorganization and the transactions it contemplates, as described in the proxy statement/prospectus.

                                                 NUMBER OF SHARES    % OF SHARES    % OF SHARES
                                                      VOTED             VOTED         PRESENT
                                                 ----------------    -----------    -----------
                  For ........................     16,251,404.310      100.00%         94.14%
                  Against ....................            322.160        0.00%          0.00%
                  Abstain ....................              0.000        0.00%          0.00%
                  Total ......................     16,251,726.470      100.00%         94.14%

      4. To approve the reorganization of the Georgia Municipal Bond Fund in accordance with an agreement and plan of reorganization and the transactions it contemplates, including the investment advisory agreement and investment sub-advisory agreement, as described in the proxy statement/prospectus.

                                                 NUMBER OF SHARES    % OF SHARES    % OF SHARES
                                                      VOTED             VOTED         PRESENT
                                                 ----------------    -----------    -----------
                  For ........................     13,111,568.920       99.77%         94.44%
                  Against ....................            456.790        0.00%          0.00%
                  Abstain ....................         29,992.040        0.23%          0.22%
                  Total ......................     13,142,017.750      100.00%         94.66%


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                                                                              25

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

Notes
























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

Notes























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

--------------------------------------------------------------------------------

TRUST:

The Advisors' Inner Circle Fund

THE SYNOVUS FUNDS:

Synovus Large Cap Core Equity Fund
Synovus Mid Cap Value Fund
Synovus Intermediate-Term Bond Fund
Synovus Georgia Municipal Bond Fund

ADVISER:

Synovus Investment Advisors, Inc.
P.O. Box 120
Columbus, GA 31902-0120

DISTRIBUTOR:

SEI Investments Distribution Co.

ADMINISTRATOR:

SEI Investments Global Funds Services

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP

--------------------------------------------------------------------------------
SNV-SA-001-0600

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.